Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 02, 2012	Nov. 27, 2011
Inventories
Raw materials	$ 33,114	$ 25,635
Work in process	20,132	26,056
Finished goods	19,118	5,311
Inventories, net	$ 72,364	$ 57,002